Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 879	$ 874	$ 771
Trade and other receivables	856	1,457
Other financial assets - current	48	98
Other financial assets - non-current	40	83
Current indebtedness	(2,595)	(1,644)
Trade payables	(138)	(307)
Accruals	(723)	(1,477)
Other financial liabilities - current	(1,106)	(129)
Long-term indebtedness	(4,936)	(5,382)
Other financial liabilities - non current	(211)	(279)
Total	(7,886)	(6,706)
Other other financial liabilities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Current indebtedness		(1,644)
Trade payables		(307)
Accruals		(1,477)
Other financial liabilities - current		(80)
Long-term indebtedness		(5,382)
Other financial liabilities - non current		(2)
Total		(8,892)
Cash trade and other receivables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		874
Trade and other receivables		1,457
Other financial assets - current		78
Other financial assets - non-current		49
Total		2,458
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	567
Other financial assets - current	7	20
Other financial assets - non-current		1
Other financial liabilities - current	(3)	(49)
Other financial liabilities - non current		(31)
Total	571	(59)
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial liabilities - current	(94)
Other financial liabilities - non current	(211)	(246)
Total	(305)	(246)
Available for sale [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current		33
Total		$ 33
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	312
Trade and other receivables	856
Other financial assets - current	41
Other financial assets - non-current	17
Current indebtedness	(2,595)
Trade payables	(138)
Accruals	(723)
Other financial liabilities - current	(1,009)
Long-term indebtedness	(4,936)
Total	(8,175)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets - non-current	23
Total	$ 23